Accounts receivable	12 Months Ended
Dec. 31, 2019
Accounts receivable [abstract]
Accounts receivable
19	Accounts receivable

Accounts receivable comprised the following:

	As at 31 December
	2019	2018

Accounts receivable	26,911,837	24,804,671
Notes receivable	5,552,422	4,621,180

	32,464,259	29,425,851

Less: Loss allowance	195,320	146,913

Total	32,268,939	29,278,938

Analysed into:
Accounts receivable
- At amortised cost	25,547,258	24,804,671
- At fair value through other comprehensive income	1,364,579	-

Notes receivable
- At amortised cost	5,552,422	4,621,180

In 2019, the Group entered into several accounts receivable factoring arrangements (the “Factoring Arrangements”) and transferred certain accounts receivable, with the carrying amount of RMB150 million, to the banks. Under the Factoring Arrangements, the Group is not exposed to default risks of the accounts receivable after the transfer. Subsequent to the transfer, the Group did not retain any rights on the use of the accounts receivable, including the sale, transfer or pledge of the accounts receivable to any other third parties. The original carrying value of the accounts receivable transferred under the arrangement that have not been settled as at 31 December 2019 was RMB150 million (2018: Nil).

In December 2019, the Group's subsidiary Shandong Power entered into an agreement of a single assets management plan (the “Assets Management Plan”) with Yingda Securities Co., Ltd. (“Yingda”), with an aggregate amount of RMB1,000,000,000 of accounts receivable purchased from Shandong Power through the asset management plan established by Yingda. Under the Assets Management Plan, the Group is not exposed to default risks of the accounts receivable after the transfer. Subsequent to the transfer, the Group did not retain any rights on the use of the accounts receivable, including the sale, transfer or pledge of the accounts receivable to any other third parties. The original carrying value of the accounts receivable transferred under the arrangement that have not been settled as at 31 December 2019 was RMB1,000,000,000.

During the year ended 31 December 2019, the Group recognised RMB 10,528 thousand loss on the date of transfer of the accounts receivable.

The gross amounts of accounts receivable are denominated in the following currencies:

	As at 31 December
	2019	2018

RMB	29,382,384	26,879,470
S$ (RMB equivalent)	1,077,008	1,016,299
US$ (RMB equivalent)	39,146	6,673
PKR (RMB equivalent)	1,965,721	1,523,409

Total	32,464,259	29,425,851

The Group usually grant credit periods of about one month to domestic local power grid customers from the end of the month in which the sales are made. SinoSing Power provides credit periods that range from 5 to 60 days from the dates of billings. Certain accounts receivable of Singapore subsidiaries are backed by bankers’ guarantees and/or deposits from customers. It is not practicable to determine the fair value of the collaterals that correspond to these accounts receivable. Ruyi Pakistan Energy entered into the agreement with CPPA-G with a one month credit period.

As at 31 December 2019, no accounts receivable were secured to banks as collateral against loans (2018: Nil). The Group does not hold any collateral or other credit enhancements over its accounts receivable. The accounts receivable are non-interest-bearing.

For the collateral of notes receivable, please refer to Note 28 for details.

Movements of loss allowance during the years are analyzed as follows:
	2019	2018
Beginning of the year	(146,913)	(112,086)
Provision	(64,838)	(40,064)
Reversal	16,596	4,728
Write-off	-	607
Currency translation differences	(165)	(98)

End of the year	(195,320)	(146,913)

Ageing analysis of accounts receivable and notes receivable based on the invoice date was as follows:
	As at 31 December
	2019	2018
Within 1 year	31,566,008	28,379,742
Between 1 to 2 years	696,401	833,358
Between 2 to 3 years	57,667	29,517
Over 3 years	144,183	183,234

Total	32,464,259	29,425,851

As at 31 December 2019, the maturity period of the notes receivable ranged from 1 to 12 months (2018: from 1 to 12 months).